FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-Term Debt, Narrative Credit Facility and Bonds (Details) € in Millions	Jan. 14, 2022 USD ($)	Jan. 14, 2022 EUR (€)	Dec. 19, 2018 USD ($) extension_option	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 29, 2022 EUR (€)	Sep. 26, 2022 USD ($)	Sep. 26, 2022 EUR (€)	Dec. 31, 2020 USD ($)	Nov. 25, 2020 USD ($)	Jul. 31, 2019 USD ($)	Sep. 30, 2014 USD ($)	Oct. 26, 2012 USD ($)	Sep. 30, 2010 USD ($)
5.5 billion Revolving Credit Facility, Due in 2023-2024
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity			$ 5,500,000,000	$ 5,500,000,000
Borrowings, number of extensions | extension_option			2
Borrowings, extension option term			1 year
Undrawn borrowing facilities				$ 5,500,000,000
5.4 billion Revolving Credit Facility, Due in 2024
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity									$ 5,400,000,000
0.1 billion Revolving Credit Facility, Due 2023
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity									$ 100,000,000
2010 Revolving Multi-currency Letter of Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity										$ 395,000,000		$ 350,000,000	$ 450,000,000	$ 500,000,000
Revolving Multi-currency Letter of Credit Facility, Due in 2022
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity											$ 350,000,000
€750 million Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ 551,000,000	€ 486
Notional amount | €		€ 750			€ 750
€750 million Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)				3.13%	3.13%
600 million EUR Unsecured Notes, Due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 600		$ 640,000,000	€ 600
600 million EUR Unsecured Notes, Due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)				4.88%	4.88%		4.875%	4.875%
1.2 billion Unsecured Notes, Due 2027
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity				$ 1,200,000,000
Notional amount				$ 1,200,000,000		€ 1,200
1.2 billion Unsecured Notes, Due 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)				6.55%	6.55%	6.55%
1.0 billion Unsecured Notes, Due 2032
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity				$ 1,000,000,000.0
Notional amount				$ 1,000,000,000.0		€ 1,000
1.0 billion Unsecured Notes, Due 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)				6.80%	6.80%	6.80%